Deferred Tax Assets and Liabilities - Summary of Change in Net Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Taxes [line items]
Beginning balance	$ (9,518)	$ (10,235)	$ (10,607)
Recognized in profit or loss	689	701	348
Recognized in other comprehensive income	(54)	(177)	(167)
Other movements and effect of changes in foreign exchange rates	(56)	193	190
Ending balance	$ (8,939)	$ (9,518)	$ (10,235)